Expense Example - Great-West Lifetime 2040 Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	57	179	313	701	93	290	504	1,120	103	322	558	1,236	118	368	638	1,409